Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2014
Distribution Date:	10/15/2014

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program	$5,289,620,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)	$12,200,675,000
Total Outstanding	$17,490,295,000
OSFI Covered Bond Limit	$31,693,240,000

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds issued under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2014
Distribution Date:	10/15/2014

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(2)
A. Party Replacement

If the ratings of the Party falls below the level stipulated below, the party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 / BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS

(a) Cash Manager is required to direct the Servicer to
deposit Revenue Receipts and all Principal Receipts	P-1	F1 / A	R-1 (middle) / AA (low)
received by the Servicer directly into the GDA Account (or
standby GDA Account) within two Toronto business days.

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS

Servicer is required to transfer monies held in trust for the
Guarantor (i) at any time prior to downgrade of the ratings
of the Cash Manager by one or more Rating Agencies
below the Cash Management Deposit Ratings, to the Cash	P-1	F1 / A	R-1 (middle) / BBB (low)
Manager and (ii) at any time following a downgrade of the
ratings of the Cash Manager by one or more Rating
Agencies below the Cash Management Deposit Ratings,
directly into the GDA Account (or Standby GDA Account),
in each case within two Toronto business days.

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(3)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash flows will be exchanged under the Swap
Agreements except as otherwise provided in the Swap
Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default and Triggers

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1)Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.

(2)The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(3) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2014
Investor Report Date:	10/15/2014

Asset Coverage Test (C$)

Outstanding Covered Bonds	$5,289,620,000

A = Lesser of (i) LTV Adjusted Loan Balance and	9,609,142,531.37	A (i)	10,277,157,787.56
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	9,609,142,531.37
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i)Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	148,937,563.01
Total: A + B + C + D + E - F	9,460,204,968.35

Asset Coverage Test	PASS

Valuation Calculation

Trading Value of Covered Bond(3)	$5,323,534,770

A = lesser of (i) Present Value of outstanding loan balance of	10,316,627,890.61	A (i)	10,316,627,890.61
Performing Eligible Loans(4) and (ii) 80% of Market Value of		A (ii)	19,638,912,543.08
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets
E = (i)Reserve Fund balance and
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F	10,316,627,890.61

Intercompany Loan Balance

Guarantee Loan	5,658,151,445.75
Demand Loan	4,850,282,051.42
Total	10,508,433,497.17

Portfolio Losses

Period End	Write off Amounts		Loss Percentage (annualized)
September 30, 2014	-		N/A

Portfolio Flow of Funds

	30-Sep-14		28-Aug-14
Cash Inflows
Principal Receipts	160,353,949.26		150,211,212.53
Proceeds from Sale of Loans	1,502,859.61		9,915,471.58
Revenue Receipts	29,187,058.45		26,805,211.01
Swap Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(11,409,842.54)		(7,458,687.13)
Mortgage Purchase	(12,839,621.31)		(15,671,362.72)
Intercompany Loan Repayment	(149,025,126.26	) (5)	(144,400,041.92	) (6)
Other Outflows(7)	558,513.15		(724,352.92)
Net Inflows/(Outflows)	18,327,790.36		18,677,450.43

(1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon originiation or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of September, being 3.02%.

(5) This amount is to be paid out on October 17, 2014.

(6) This amount was paid out on September 17, 2014.

(7) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2014
Distribution Date:	10/15/2014

Portfolio Summary Statistics

Previous Month Ending Balance	$10,417,266,613
Current Month Ending Balance	$10,268,241,486
Number of Mortgage Loans in Pool	62,221
Average Loan Size	$ 165,029
Number of Primary Borrowers	52,735
Number of Properties	55,216

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	51.46%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	63.81%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	78.48%
Weighted Average Seasoning of Loans in the Portfolio	30.68	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.07%
Weighted Average Original Term of Loans in the Portfolio	55.38	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	24.70	(Months)
Weighted Average Maturity of Outstanding Covered Bonds	68.51	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	62,175	99.93%	10,257,340,377	99.89%
30 to 59 Days Past Due	28	0.05%	6,061,058	0.06%
60 to 89 Days Past Due	11	0.02%	1,342,507	0.01%
90 or More Days Past Due	7	0.01%	3,497,545	0.03%
Total	62,221	100.00%	10,268,241,486	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	6,205	9.97%	1,178,693,599	11.48%
British Columbia	8,714	14.00%	1,985,273,538	19.33%
Manitoba	1,383	2.22%	168,984,344	1.65%
New Brunswick	1,458	2.34%	132,358,607	1.29%
Newfoundland	1,304	2.10%	148,848,669	1.45%
Northwest Territories	16	0.03%	2,020,884	0.02%
Nova Scotia	2,380	3.83%	250,267,778	2.44%
Nunavut	-	0.00%	-	0.00%
Ontario	30,858	49.59%	5,119,847,127	49.86%
Prince Edward Island	347	0.56%	31,829,085	0.31%
Quebec	7,863	12.64%	980,921,630	9.55%
Saskatchewan	1,546	2.48%	239,927,767	2.34%
Yukon	147	0.24%	29,268,459	0.29%
Total	62,221	100.00%	10,268,241,486	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (5)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	448	0.72%	65,090,295	0.63%
599 or less	600	0.96%	79,898,804	0.78%
600 - 650	1,157	1.86%	173,555,561	1.69%
651 - 700	3,194	5.13%	532,093,978	5.18%
701 - 750	6,687	10.75%	1,160,144,172	11.30%
751 - 800	10,547	16.95%	1,837,334,098	17.89%
801 and Above	39,588	63.62%	6,420,124,578	62.52%
Total	62,221	100.00%	10,268,241,486	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Value as most recenly determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(5) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2014
Distribution Date:	10/15/2014

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	45,641	73.35%	7,528,994,788	73.32%
Variable	16,580	26.65%	2,739,246,699	26.68%
Total	62,221	100.00%	10,268,241,486	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	55,072	88.51%	8,653,451,542	84.27%
Non-STEP	7,149	11.49%	1,614,789,945	15.73%
Total	62,221	100.00%	10,268,241,486	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	-	0.00%	-	0.00%
Owner Occupied	62,221	100.00%	10,268,241,486	100.00%
Total	62,221	100.00%	10,268,241,486	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	46,084	74.07%	8,023,368,501	78.14%
3.5000 - 3.9999	11,257	18.09%	1,654,921,648	16.12%
4.0000 - 4.4999	3,349	5.38%	420,369,227	4.09%
4.5000 - 4.9999	967	1.55%	110,972,257	1.08%
5.0000 - 5.4999	428	0.69%	46,858,681	0.46%
5.5000 - 5.9999	94	0.15%	8,841,032	0.09%
6.0000 - 6.4999	30	0.05%	2,324,337	0.02%
6.5000 - 6.9999	6	0.01%	343,374	0.00%
7.0000 - 7.4999	3	0.00%	135,128	0.00%
7.5000 - 7.9999	3	0.00%	107,304	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	62,221	100.00%	10,268,241,486	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	9,476	15.23%	494,272,066	4.81%
20.01-25.00	3,489	5.61%	353,605,182	3.44%
25.01-30.00	3,891	6.25%	461,322,468	4.49%
30.01-35.00	4,260	6.85%	608,963,983	5.93%
35.01-40.00	4,478	7.20%	713,989,978	6.95%
40.01-45.00	4,181	6.72%	703,839,333	6.85%
45.01-50.00	4,352	6.99%	815,948,738	7.95%
50.01-55.00	4,753	7.64%	989,453,678	9.64%
55.01-60.00	5,527	8.88%	1,208,633,291	11.77%
60.01-65.00	6,502	10.45%	1,500,618,270	14.61%
65.01-70.00	5,905	9.49%	1,349,337,868	13.14%
70.01-75.00	3,910	6.28%	814,754,408	7.93%
75.01-80.00	1,115	1.79%	195,766,032	1.91%
80.01 and Above	382	0.61%	57,736,191	0.56%
Total	62,221	100.00%	10,268,241,486	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2014
Distribution Date:	10/15/2014

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	12,929	20.78%	1,819,659,700	17.72%
12.00 - 23.99	17,837	28.67%	2,710,663,734	26.40%
24.00 - 35.99	22,404	36.01%	4,089,137,069	39.82%
36.00 - 41.99	6,141	9.87%	1,236,402,641	12.04%
42.00 - 47.99	819	1.32%	104,255,527	1.02%
48.00 - 53.99	454	0.73%	62,612,434	0.61%
54.00 - 59.99	963	1.55%	142,628,074	1.39%
60.00 - 65.99	478	0.77%	67,699,095	0.66%
66.00 - 71.99	27	0.04%	4,483,825	0.04%
72.00 and Above	169	0.27%	30,699,388	0.30%
Total	62,221	100.00%	10,268,241,486	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	23,692	38.08%	1,273,354,660	12.40%
100,000 - 149,999	11,537	18.54%	1,433,510,853	13.96%
150,000 - 199,999	8,966	14.41%	1,558,657,892	15.18%
200,000 - 249,999	6,143	9.87%	1,373,649,049	13.38%
250,000 - 299,999	4,260	6.85%	1,164,329,069	11.34%
300,000 - 349,999	2,571	4.13%	831,169,636	8.09%
350,000 - 399,999	1,637	2.63%	611,099,534	5.95%
400,000 - 449,999	964	1.55%	407,516,394	3.97%
450,000 - 499,999	707	1.14%	334,148,566	3.25%
500,000 - 549,999	434	0.70%	227,241,611	2.21%
550,000 - 599,999	307	0.49%	175,321,348	1.71%
600,000 - 649,999	207	0.33%	129,219,553	1.26%
650,000 - 699,999	158	0.25%	106,165,231	1.03%
700,000 - 749,999	102	0.16%	73,735,346	0.72%
750,000 - 799,999	88	0.14%	68,023,305	0.66%
800,000 - 849,999	74	0.12%	60,973,390	0.59%
850,000 - 899,999	63	0.10%	54,952,405	0.54%
900,000 - 949,999	59	0.09%	54,791,801	0.53%
950,000 - 999,999	29	0.05%	28,264,257	0.28%
1,000,000 or Greater	223	0.36%	302,117,587	2.94%
Total	62,221	100.00%	10,268,241,486	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	6,720	10.80%	977,066,803	9.52%
Single Family	54,211	87.13%	9,054,347,473	88.18%
Multi Family	1,153	1.85%	211,877,933	2.06%
Other	137	0.22%	24,949,278	0.24%
Total	62,221	100.00%	10,268,241,486	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2014
Distribution Date:	10/15/2014

Portfolio Current Indexed LTV and Delinquency Distribution by Province
Current LTV (%)(1)(2)(4)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(3)
Alberta	All	55,419,936	41,869,058	51,703,205	73,134,169	85,472,901	86,074,115	100,791,359	126,393,800	141,061,928	215,444,075	167,901,736	29,545,738	3,527,909	353,669	1,178,693,599	11.48%
	Current and Less Than 30 Days Past Due	55,419,936	41,630,170	51,703,205	73,134,169	85,242,373	85,853,582	100,619,173	126,393,800	141,061,928	215,149,020	167,901,736	29,545,738	3,527,909	353,669	1,177,536,410	99.90%
	30 to 59 Days Past Due	-	238,887	-	-	139,286	-	-	-	-	-	-	-	-	-	378,174	0.03%
	60 to 89 Days Past Due	-	-	-	-	91,242	-	172,186	-	-	-	-	-	-	-	263,428	0.02%
	90 Days or More Past Due	-	-	-	-	-	220,533	-	-	-	295,056	-	-	-	-	515,588	0.04%
British Columbia	All	103,083,366	80,201,631	88,164,788	127,592,356	142,091,794	149,715,805	156,386,039	172,303,859	206,039,825	242,797,336	286,148,501	191,648,366	35,524,448	3,575,423	1,985,273,538	19.33%
	Current and Less Than 30 Days Past Due	103,031,905	79,757,513	88,164,788	127,370,163	142,091,794	148,188,413	156,386,039	169,758,791	206,039,825	242,797,336	286,066,294	191,648,366	35,524,448	3,575,423	1,980,401,098	99.75%
	30 to 59 Days Past Due	51,461	444,119	-	72,457	-	1,054,311	-	-	-	-	-	-	-	-	1,622,347	0.08%
	60 to 89 Days Past Due	-	-	-	149,736	-	294,262	-	-	-	-	82,207	-	-	-	526,206	0.03%
	90 Days or More Past Due	-	-	-	-	-	178,819	-	2,545,068	-	-	-	-	-	-	2,723,887	0.14%
Manitoba	All	4,540,102	4,378,224	6,243,139	7,215,635	8,494,346	10,912,219	15,409,374	15,045,739	16,906,964	26,926,399	29,280,136	21,091,742	2,337,249	203,077	168,984,344	1.65%
	Current and Less Than 30 Days Past Due	4,540,102	4,378,224	6,243,139	7,215,635	8,494,346	10,912,219	15,409,374	15,045,739	16,906,964	26,926,399	29,280,136	21,091,742	2,337,249	203,077	168,984,344	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	4,123,302	3,030,641	3,799,225	5,158,810	6,172,488	7,130,683	7,800,911	8,922,589	11,615,699	13,566,338	22,117,906	26,735,563	9,525,623	2,658,830	132,358,607	1.29%
	Current and Less Than 30 Days Past Due	4,123,302	3,030,641	3,799,225	5,158,810	6,172,488	7,130,683	7,800,911	8,922,589	11,615,699	13,566,338	22,117,906	26,735,563	9,525,623	2,658,830	132,358,607	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	7,216,446	3,569,141	6,257,957	5,695,861	6,779,303	10,210,904	12,927,174	16,863,463	19,483,812	27,987,596	22,387,032	7,414,502	1,660,844	394,635	148,848,669	1.45%
	Current and Less Than 30 Days Past Due	7,216,446	3,569,141	6,257,957	5,695,861	6,779,303	10,210,904	12,927,174	16,863,463	19,483,812	27,987,596	22,387,032	7,280,701	1,660,844	394,635	148,714,868	99.91%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	133,801	-	-	133,801	0.09%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	206,149	90,023	-	222,069	193,468	127,500	345,013	117,368	-	-	-	-	323,167	396,127	2,020,884	0.02%
	Current and Less Than 30 Days Past Due	206,149	90,023	-	222,069	193,468	127,500	345,013	117,368	-	-	-	-	323,167	396,127	2,020,884	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	8,598,222	7,829,269	8,163,620	9,275,687	12,370,624	14,065,381	13,869,364	16,990,762	19,129,850	22,046,970	33,737,357	42,472,928	28,451,445	13,266,300	250,267,778	2.44%
	Current and Less Than 30 Days Past Due	8,598,222	7,829,269	8,163,620	9,275,687	12,370,624	14,065,381	13,869,364	16,990,762	19,129,850	22,046,970	33,737,357	42,472,928	28,451,445	13,266,300	250,267,778	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	257,230,158	174,410,190	247,011,799	304,598,906	369,551,178	341,070,401	421,365,152	536,793,936	667,355,705	810,783,477	606,280,475	314,394,858	45,137,563	23,863,330	5,119,847,127	49.86%
	Current and Less Than 30 Days Past Due	256,735,757	174,329,359	247,011,799	304,581,686	368,978,928	340,927,323	421,365,152	535,892,171	666,977,643	809,724,143	605,826,823	314,394,858	45,137,563	23,863,330	5,115,746,534	99.92%
	30 to 59 Days Past Due	472,265	80,831	-	17,220	-	143,078	-	868,790	378,062	1,059,334	453,652	-	-	-	3,473,233	0.07%
	60 to 89 Days Past Due	-	-	-	-	423,009	-	-	32,975	-	-	-	-	-	-	455,983	0.01%
	90 Days or More Past Due	22,135	-	-	-	149,241	-	-	-	-	-	-	-	-	-	171,377	0.00%
Prince Edward Island	All	885,014	636,479	779,111	825,756	1,413,864	1,371,021	1,279,639	2,395,954	2,505,754	2,620,033	3,262,513	5,877,876	3,804,135	4,171,934	31,829,085	0.31%
	Current and Less Than 30 Days Past Due	885,014	636,479	779,111	825,756	1,413,864	1,371,021	1,279,639	2,395,954	2,505,754	2,620,033	3,262,513	5,877,876	3,717,442	4,171,934	31,742,391	99.73%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	86,693	-	86,693	0.27%
Quebec	All	43,379,996	31,297,712	39,313,278	61,820,974	66,674,038	67,909,996	67,852,439	70,653,799	96,558,412	107,620,864	135,308,446	138,819,208	50,631,824	3,080,644	980,921,630	9.55%
	Current and Less Than 30 Days Past Due	43,379,996	31,297,712	39,313,278	61,820,974	66,674,038	67,733,229	67,852,439	70,653,799	96,558,412	107,593,693	135,308,446	138,819,208	50,482,168	3,080,644	980,568,035	99.96%
	30 to 59 Days Past Due	-	-	-	-	-	176,767	-	-	-	27,171	-	-	149,656	-	353,594	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	8,993,553	5,520,026	9,028,282	12,117,390	12,913,742	13,586,999	14,729,781	19,539,226	26,270,029	28,649,114	37,644,507	32,755,833	13,620,365	4,558,919	239,927,767	2.34%
	Current and Less Than 30 Days Past Due	8,993,553	5,520,026	9,028,282	12,117,390	12,913,742	13,586,999	14,532,982	19,539,226	26,270,029	28,649,114	37,644,507	32,755,833	13,620,365	4,558,919	239,730,967	99.92%
	30 to 59 Days Past Due	-	-	-	-	-	-	99,909	-	-	-	-	-	-	-	99,909	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	-	96,890	-	-	-	-	-	-	-	96,890	0.04%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	595,822	772,788	858,065	1,306,369	1,862,233	1,664,309	3,192,492	3,433,184	1,705,312	2,176,068	5,269,260	3,997,794	1,221,460	1,213,303	29,268,459	0.29%
	Current and Less Than 30 Days Past Due	595,822	772,788	858,065	1,306,369	1,862,233	1,664,309	3,192,492	3,433,184	1,705,312	2,176,068	5,269,260	3,997,794	1,221,460	1,213,303	29,268,459	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	494,272,066	353,605,182	461,322,468	608,963,983	713,989,978	703,839,333	815,948,738	989,453,678	1,208,633,291	1,500,618,270	1,349,337,868	814,754,408	195,766,032	57,736,191	10,268,241,486	100.00%
	Current and Less Than 30 Days Past Due	493,726,205	352,841,345	461,322,468	608,724,570	713,187,200	701,771,563	815,579,753	986,006,846	1,208,255,229	1,499,236,709	1,348,802,009	814,620,607	195,529,682	57,736,191	10,257,340,377	99.89%
	30 to 59 Days Past Due	523,726	763,837	-	89,677	139,286	1,374,156	99,909	868,790	378,062	1,086,505	453,652	133,801	149,656	-	6,061,058	0.06%
	60 to 89 Days Past Due	-	-	-	149,736	514,250	294,262	269,076	32,975	-	-	82,207	-	-	-	1,342,507	0.01%
	90 Days or More Past Due	22,135	-	-	-	149,241	399,352	-	2,545,068	-	295,056	-	-	86,693	-	3,497,545	0.03%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2014
Distribution Date:	10/15/2014

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.01	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	3,644,767	2,065,610	3,243,694	4,969,708	4,151,150	2,506,219	5,074,386	8,048,851	9,465,023	7,831,860	5,773,603	6,262,755	1,688,234	364,437	65,090,295	0.63%
<=599	3,639,202	3,041,997	5,070,534	6,566,919	8,170,654	7,009,234	4,503,060	4,705,704	8,560,281	10,003,396	10,140,609	6,040,551	1,838,310	608,353	79,898,804	0.78%
600-650	8,797,504	6,105,712	8,385,844	13,555,146	12,559,837	10,394,127	12,490,787	11,545,349	18,308,918	26,980,067	24,419,828	15,425,073	3,069,830	1,517,540	173,555,561	1.69%
651-700	21,032,657	13,918,536	25,535,507	34,031,514	36,370,322	32,746,880	28,615,323	45,799,275	58,445,593	79,747,573	86,197,766	51,305,397	13,451,342	4,896,295	532,093,978	5.18%
701-750	45,126,631	36,483,525	44,958,615	66,629,435	77,831,838	70,547,047	79,553,854	99,157,709	137,489,925	177,807,417	179,256,110	109,529,157	28,000,670	7,772,238	1,160,144,172	11.30%
751-800	63,009,797	49,865,073	68,497,587	91,716,230	110,532,626	115,897,285	136,189,152	172,077,568	228,633,733	309,662,766	266,489,103	171,193,910	38,985,437	14,583,830	1,837,334,098	17.89%
>800	349,021,508	242,124,730	305,630,688	391,495,032	464,373,551	464,738,541	549,522,175	648,119,222	747,729,818	888,585,191	777,060,848	454,997,566	108,732,209	27,993,500	6,420,124,578	62.52%
Total	494,272,066	353,605,182	461,322,468	608,963,983	713,989,978	703,839,333	815,948,738	989,453,678	1,208,633,291	1,500,618,270	1,349,337,868	814,754,408	195,766,032	57,736,191	10,268,241,486	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.